AB Municipal Income Fund II

AB Pennsylvania Portfolio

Portfolio of Investments

February 28, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.0%
Long-Term Municipal Bonds – 95.9%
Pennsylvania – 85.0%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018A 5.00%, 04/01/2036	$1,600	$1,916,992
Altoona Area School District BAM Series 2018 5.00%, 12/01/2039	2,000	2,354,700
Beaver County Industrial Development Authority (Energy Harbor Generation LLC) Series 2016B 4.25%, 10/01/2047	690	710,700
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 01/01/2035	415	427,450
Berks County Industrial Development Authority (Highlands at Wyomissing (The)) Series 2018 5.00%, 05/15/2043	500	550,315
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) 5.00%, 07/01/2027(a)	420	490,951
Bucks County Water & Sewer Authority AGM Series 2011 5.00%, 12/01/2029 (Pre-refunded/ETM)	1,255	1,300,632
AGM Series 2015A 5.00%, 12/01/2037	780	896,236
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group) Series 2018A 5.00%, 11/15/2042	1,000	1,171,330
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	650	706,095
Chester County Health & Education Facilities Authority (Main Line Health System, Inc. Obligated Group) Series 2020A 4.00%, 09/01/2040	1,000	1,168,280
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.00%, 03/01/2038(b)	375	386,602
City of Philadelphia PA Series 2014A 5.25%, 07/15/2031	2,500	2,820,975
Series 2017 5.00%, 08/01/2031	1,000	1,229,850
City of Philadelphia PA Water & Wastewater Revenue Series 2017A 5.00%, 10/01/2036	1,700	2,070,090

	Principal Amount (000)	U.S. $ Value
Series 2018A 5.00%, 10/01/2048	$1,000	$1,202,850
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease) Series 2018 5.00%, 06/01/2031	2,500	3,087,775
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018A 5.00%, 07/01/2034-07/01/2036	2,200	2,674,366
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016A 6.00%, 06/01/2046	635	683,723
Cumberland County Municipal Authority (Penn State Health Obligated Group) 3.00%, 11/01/2038	2,440	2,538,430
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032	1,625	1,739,042
Delaware County Regional Water Quality Control Authority Series 2013 5.00%, 05/01/2030 (Pre-refunded/ETM)	1,070	1,179,857
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2033	660	753,159
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2037	1,100	1,224,014
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) 5.00%, 11/15/2045	500	595,920
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	765	812,392
Northampton County General Purpose Authority Series 2013A 5.00%, 11/01/2032 (Pre-refunded/ETM)	2,000	2,249,220
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University) Series 2016B 5.25%, 03/01/2037	520	562,718
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019A 3.25%, 08/01/2039(b)	270	274,101

	Principal Amount (000)	U.S. $ Value
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.) Series 2012A 5.00%, 11/01/2032	$2,000	$2,135,120
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) 3.00%, 01/01/2025	1,020	1,090,411
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020A 4.00%, 04/15/2040	670	758,668
Pennsylvania State University (The) Series 2020A 4.00%, 09/01/2050	500	571,125
Pennsylvania Turnpike Commission Series 2017B 5.00%, 06/01/2036	1,000	1,187,290
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax) Series 2018B 5.00%, 12/01/2038-12/01/2043	2,000	2,428,130
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015A 6.375%, 06/01/2040	400	426,280
Philadelphia Authority for Industrial Development (MaST Community Charter School II) 5.00%, 08/01/2030	550	649,814
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) 5.00%, 06/15/2040(b)	1,000	1,150,450
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education) Series 2016-2 5.00%, 04/01/2029	1,000	1,143,830
Philadelphia Parking Authority (The) Series 2009 5.00%, 09/01/2026	2,725	2,733,584
School District of Philadelphia (The) Series 2019A 5.00%, 09/01/2044	750	893,625
Scranton School District/PA BAM Series 2017E 5.00%, 12/01/2033-12/01/2035	1,800	2,178,291
State Public School Building Authority AGM 5.00%, 12/01/2029 (Pre-refunded/ETM)	135	167,127
5.00%, 12/01/2029	865	1,042,930
Susquehanna Area Regional Airport Authority Series 2017 5.00%, 01/01/2035	1,000	1,096,980

	Principal Amount (000)	U.S. $ Value
Township of Lower Paxton PA
Series 2014 5.00%, 04/01/2044 (Pre-refunded/ETM)	$1,000	$1,141,690

		58,574,110

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(b)	145	164,750

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(b)	135	165,897

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(b)	100	116,528

Colorado – 0.3%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	215	228,182

Guam – 2.1%
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2040	645	739,050
Territory of Guam 5.00%, 11/15/2031	95	103,322
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011A 5.125%, 01/01/2042	620	633,981

		1,476,353

Illinois – 0.4%
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	215	254,923

Kentucky – 0.5%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2041	315	342,320

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2036	35	40,605

New Jersey – 0.7%
Tobacco Settlement Financing Corp./NJ Series 2018B
5.00%, 06/01/2046	425	490,748

	Principal Amount (000)	U.S. $ Value
New York – 4.1%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2015 5.50%, 09/01/2045(b)	$195	$215,540
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012B 5.00%, 11/01/2030	1,735	1,869,046
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020A 5.00%, 10/01/2050	500	752,605

		2,837,191

Puerto Rico – 1.9%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	100	121,844
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	100	125,385
NATL Series 2005L 5.25%, 07/01/2035	100	112,607
NATL Series 2007N 5.25%, 07/01/2032-07/01/2033	215	241,511
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	250	258,125
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	100	82,610
Series 2019A 4.329%, 07/01/2040	65	69,755
5.00%, 07/01/2058	250	276,260

		1,288,097

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(b)	120	121,850

Total Long-Term Municipal Bonds (cost $61,667,374)		66,101,554

Short-Term Municipal Notes – 3.1%
Pennsylvania – 3.1%
Emmaus General Authority 0.02%, 03/01/2024(c)	1,100	1,100,000
Haverford Township School District 0.03%, 03/01/2030(c)	1,000	1,000,000

Total Short-Term Municipal Notes (cost $2,100,000)		2,100,000

Total Municipal Obligations (cost $63,767,374)		68,201,554

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(d) (e) (f) (cost $362,319)	362,319	$362,319

Total Investments – 99.5% (cost $64,129,693)(g)		68,563,873
Other assets less liabilities – 0.5%		339,977

Net Assets – 100.0%		$68,903,850

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,970	01/15/2028	1.230%	CPI#	Maturity	$153,360	$—	$153,360
USD	1,460	01/15/2028	0.735%	CPI#	Maturity	171,449	—	171,449
USD	170	01/15/2030	1.572%	CPI#	Maturity	10,599	—	10,599
USD	170	01/15/2030	1.587%	CPI#	Maturity	10,336	—	10,336
USD	230	02/15/2051	CPI#	2.290%	Maturity	5,956	—	5,956

						$351,700	$—	$351,700

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,590	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	$69,567	$—	$69,567
USD	231	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	6,666	—	6,666
USD	519	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	16,119	—	16,119
USD	2,630	02/15/2025	0.332%	3 Month LIBOR	Semi-Annual/ Quarterly	33,299	32,376	923
USD	2,630	02/15/2025	3 Month LIBOR	0.332%	Quarterly/ Semi-Annual	(33,299)	—	(33,299)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	120	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/ Quarterly	$(1,141)	$—	$(1,141)

						$91,211	$32,376	$58,835

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,140	10/09/2029	1.120%	SIFMA*	Quarterly	$(11,063)	$—	$(11,063)
Citibank, NA	USD	1,140	10/09/2029	1.125%	SIFMA*	Quarterly	(11,594)	—	(11,594)

							$(22,657)	$—	$(22,657)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)	When-Issued or delayed delivery security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate market value of these securities amounted to $2,595,718 or 3.8% of net assets.

(c)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of February 28, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,943,846 and gross unrealized depreciation of investments was $(121,788), resulting in net unrealized appreciation of $4,822,058.

As of February 28, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 12.5% and 2.2%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

AB Municipal Income Fund II

AB Pennsylvania Portfolio

February 28, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$66,101,554	$—	$66,101,554
Short-Term Municipal Notes	—	2,100,000	—	2,100,000
Short-Term Investments	362,319	—	—	362,319

Total Investments in Securities	362,319	68,201,554	—	68,563,873
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	351,700	—	351,700
Centrally Cleared Interest Rate Swaps	—	125,651	—	125,651
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(34,440)	—	(34,440)
Interest Rate Swaps	—	(22,657)	—	(22,657)

Total	$362,319	$68,621,808	$—	$68,984,127

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2021 is as follows:

Fund	Market Value 05/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$761	$15,072	$15,471	$362	$0	**

**	Amount less than $500.